Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CoinShares Bitcoin Mining and Digital Power ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	72.17%	23.64%	304.05%